UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21287

John Hancock Preferred Income Fund III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Preferred Income Fund III

QUARTERLY PORTFOLIO HOLDINGS

2.28.2007

John Hancock
Preferred Income Fund III
Securities owned by the Fund on
February 28, 2007 (unaudited)

		Interest	Maturity	Credit	Par value
Issuer, description		rate	date	rating (A)	(000)	Value
Bonds 7.93%						$85,903,154

(Cost $84,311,749)

Automobile Manufacturers 0.20%						2,210,888

Ford Motor Co.,
Note		7.450%	07-16-31	CCC+	$2,755	2,210,888

Consumer Finance 0.31%						3,308,007

General Motors Acceptance Corp.,
Bond		8.000	11-01-31	BB+	3,000	3,308,007

Electric Utilities 3.58%						38,737,970

Black Hills Corp.,
Note		6.500	05-15-13	BBB-	15,000	15,243,075
DPL, Inc.,
Sr Note		6.875	09-01-11	BBB-	5,036	5,358,646
Entergy Gulf States, Inc.,
1st Mtg Bond		6.200	07-01-33	BBB+	15,000	14,741,745
Kentucky Power Co.,
Sr Note, Ser D		5.625	12-01-32	BBB	3,565	3,394,504

Gas Utilities 1.19%						12,936,533

Southern Union Co.,
Jr Sub Note Ser A (P)		7.200	11-01-66	BB	12,900	12,936,533

Integrated Oil & Gas 0.52%						5,607,595

Amerada Hess Corp.,
Note		7.125	03-15-33	BBB-	5,000	5,607,595

Multi-Utilities 1.10%						11,918,685

DTE Energy Co.,
Sr Note		6.375	04-15-33	BBB-	7,500	7,918,185
TECO Energy, Inc.,
Note		7.000	05-01-12	BB	3,810	4,000,500

Oil & Gas Refining & Marketing	1.03%					11,183,476

Valero Energy Corp.,
Note		7.500	04-15-32	BBB	9,500	11,183,476

John Hancock
Preferred Income Fund III
Securities owned by the Fund on
February 28, 2007 (unaudited)

	Credit	Par value
Issuer, description, maturity date	rating (A)	(000)	Value
Capital preferred securities 8.68%			$94,030,678

(Cost $96,849,120)

Diversified Banks 3.16%			34,249,200

Credit Agricole Preferred Funding Trust,
7.00%, 1/29/49	A	$9,000	9,124,200
Lloyds TSB Bank Plc, 6.90%, 11-29-49
(United Kingdom)	A+	25,000	25,125,000

Electric Utilities 0.70%			7,594,500

DPL Capital Trust II, 8.125%, 09-01-31	BB+	6,225	7,594,500

Gas Utilities 1.29%			13,954,616

KN Capital Trust I, 8.56%, Ser B, 04-15-27	B-	8,735	8,875,913
KN Capital Trust III, 7.63%, 04-15-28	B-	4,960	5,078,703

Integrated Telecommunication Services 1.38%			14,923,740

TCI Communications Financing Trust III,
9.65%, 03-31-27	BBB-	14,210	14,923,740

Investment Banking & Brokerage 0.93%			10,088,000

HBOS Capital Funding L.P., 6.85%,
03-29-49 (United Kingdom)	A	10,000	10,088,000

Multi-Utilities 0.89%			9,645,876

Dominion Resources Capital Trust I,
7.83%,12-01-27	BB+	9,097	9,645,876

Other Diversified Financial Services 0.33%			3,574,746

JPM Capital Trust I, 7.54%, 01-15-27	A	3,447	3,574,746

Issuer		Shares	Value
Common stocks 3.06%			$33,143,309

(Cost $24,145,076)

Electric Utilities 0.78%			8,433,069

Great Plains Energy, Inc.		271,247	8,433,069

Independent Power Producers & Energy Traders 1.59%			17,199,000

TXU Corp.		260,000	17,199,000

Integrated Oil & Gas 0.24%			2,594,674

BP Plc, American Depositary Receipt (ADR)
(United Kingdom)		42,094	2,594,674

John Hancock
Preferred Income Fund III
Securities owned by the Fund on
February 28, 2007 (unaudited)

Multi-Utilities 0.45%			4,916,566

CH Energy Group, Inc.		20,600	975,616
TECO Energy, Inc.		235,000	3,940,950

	Credit
Issuer, description	rating (A)	Shares	Value
Preferred stocks 78.54%			$850,527,078

(Cost $859,900,331)

Agricultural Products 1.47%			15,886,416

Ocean Spray Cranberries, Inc., 6.25%,
Ser A (S)	BB+	195,000	15,886,416

Automobile Manufacturers 2.49%			26,996,267

Ford Motor Co., 7.50%	CCC+	761,385	14,732,800
General Motors Corp., 7.25%, Ser 07-15-41	B-	50,641	1,015,858
General Motors Corp., 7.375%, Ser 05-15-48	Caa1	558,194	11,247,609

Broadcasting & Cable TV 1.69%			18,297,210

Comcast Corp., 7.00%	BBB+	119,900	3,103,012
Comcast Corp., 7.00%, Ser B	BBB+	587,556	15,194,198

Consumer Finance 2.38%			25,728,912

Ford Motor Credit Co., 7.60%	B1	25,000	552,500
HSBC Finance Corp., 6.36%, Depositary
Shares, Ser B	A	250,000	6,477,500
HSBC Finance Corp., 6.875%	AA-	636,118	16,163,758
SLM Corp., 6.00%	A	64,195	1,538,754
SLM Corp., 6.97%, Ser A	BBB+	18,800	996,400

Diversified Banks 5.93%			64,269,926

BAC Capital Trust II, 7.00%	A+	94,600	2,382,974
BAC Capital Trust III, 7.00%	A+	22,000	554,400
BAC Capital Trust IV, 5.875%	A+	131,400	3,175,938
Royal Bank of Scotland Group Plc, 5.75%,
Ser L (United Kingdom)	A	960,000	23,328,000
Santander Finance Preferred SA,
Unipersonal, 6.41%, Ser 1 (Spain)	A	100,000	2,508,000
USB Capital VIII, 6.35%, Ser 1	A+	269,700	6,764,076
USB Capital X, 6.50%	A+	85,000	2,153,900
Wachovia Preferred Funding Corp., 7.25%,
Ser A	A	674,800	18,941,636
Wells Fargo Capital Trust IV, 7.00%	AA-	177,800	4,461,002

John Hancock
Preferred Income Fund III
Securities owned by the Fund on
February 28, 2007 (unaudited)

Electric Utilities 10.65%			115,344,077

Cleveland Electric Financing Trust I,
9.00%	BB+	27,400	711,852
Consolidated Edison, Inc., $5.00, Ser A	BBB+	30,000	2,760,000
Consolidated Edison, Inc., 7.25%	A-	56,000	1,428,000
DTE Energy Trust II, 7.50%	BB+	36,600	950,502
Entergy Mississippi, Inc., 7.25%	A-	113,668	2,865,570
FPC Capital I, 7.10%, Ser A	BB+	746,700	18,742,170
FPL Group Capital Trust I, 5.875%	BBB+	490,000	11,941,300
Georgia Power Capital Trust V, 7.125%	BBB+	156,100	3,963,379
Georgia Power Co., 6.00%, Ser R	A	730,000	18,359,500
HECO Capital Trust III, 6.50%	BBB-	130,000	3,513,900
Interstate Power & Light Co., 7.10%, Ser C	BBB-	354,900	9,793,040
Interstate Power & Light Co., 8.375%,
Ser B	Baa2	54,500	1,723,563
Northern States Power Co., 8.00%	BBB-	84,550	2,181,390
PPL Electric Utilities Corp., 6.25%,
Depositary Shares	BBB	130,000	3,440,944
PPL Energy Supply, LLC, 7.00%	BBB	633,770	16,471,682
Southern California Edison Co., 6.00%,
Ser C	BBB-	30,000	3,084,375
Southern California Edison Co., 6.125%	BBB-	20,000	2,066,250
Virginia Power Capital Trust, 7.375%	BB+	447,600	11,346,660

Gas Utilities 3.21%			34,783,958

Laclede Capital Trust I, 7.70%	BBB+	82,000	2,107,400
Southern Union Co., 7.55%, Ser A	BB	449,000	11,682,980
Southwest Gas Capital II, 7.70%	BB	810,250	20,993,578

Hotels, Resorts & Cruise Lines 0.28%			3,024,300

Hilton Hotels Corp., 8.00%	BB+	118,600	3,024,300

Integrated Telecommunication Services 2.63%			28,460,238

Telephone & Data Systems, Inc., 6.625%	BBB-	480,000	11,870,400
Telephone & Data Systems, Inc., 7.60%,
Ser A	BBB-	492,976	12,408,206
Verizon New England, Inc., 7.00%, Ser B	A3	166,400	4,181,632

John Hancock
Preferred Income Fund III
Securities owned by the Fund on
February 28, 2007 (unaudited)

Investment Banking & Brokerage 9.37%			101,444,590

Fleet Capital Trust IX, 6.00%	A+	469,200	11,608,008
Goldman Sachs Group, Inc., 6.20%, Ser B	A	240,000	6,264,000
Lehman Brothers Holdings Capital Trust
III, 6.375%, Ser K	A-	793,400	19,946,076
Lehman Brothers Holdings, Inc., 5.67%,
Depositary Shares, Ser D	A-	142,500	7,182,000
Merrill Lynch Preferred Capital Trust
III, 7.00%	A	417,017	10,633,933
Merrill Lynch Preferred Capital Trust IV,
7.12%	A	232,700	5,987,371
Merrill Lynch Preferred Capital Trust V,
7.28%	A	373,700	9,686,304
Morgan Stanley Capital Trust III, 6.25%	A-	764,025	18,978,381
Morgan Stanley Capital Trust IV, 6.25%	A-	393,925	9,887,517
Morgan Stanley Capital Trust VI, 6.60%	A-	50,000	1,271,000

Life & Health Insurance 5.45%			59,004,624

Lincoln National Capital VI, 6.75%, Ser F	A-	304,000	7,788,480
MetLife, Inc., 6.50%, Ser B	BBB	1,108,850	29,417,791
Phoenix Cos., Inc. (The), 7.45%	BBB	554,449	13,988,748
PLC Capital Trust IV, 7.25%	BBB+	141,400	3,598,630
PLC Capital Trust V, 6.125%	BBB+	83,300	2,057,510
Prudential Plc, 6.50% (United Kingdom)	A-	83,500	2,153,465

Movies & Entertainment 1.89%			20,528,564

Viacom Inc., 6.85% (Class B)	BBB	821,800	20,528,564

Multi-Line Insurance 3.83%			41,447,017

Aegon NV, 6.375% (Netherlands)	A-	241,265	6,161,908
Aegon NV, 6.50% (Netherlands)	A-	150,850	3,839,133
ING Groep NV, 7.05% (Netherlands)	A	603,970	15,183,806
ING Groep NV, 7.20% (Netherlands)	A	641,000	16,262,170

Multi-Utilities 7.00%			75,784,710

Aquila, Inc., 7.875%	B2	266,707	6,689,012
Avista Corp., $6.95, Ser K	BB-	129,860	13,050,930
BGE Capital Trust II, 6.20%	BBB-	786,528	19,403,646
DTE Energy Trust I, 7.80%	BB+	229,400	5,794,644
PNM Resources, Inc., 6.75%, Conv	BBB-	305,999	16,077,187
PSEG Funding Trust II, 8.75%	BB+	462,275	11,986,791
Public Service Electric & Gas Co., 5.05%,
Ser D	BB+	30,000	2,782,500

Oil & Gas Exploration & Production 3.94%			42,662,349

Chesapeake Energy Corp., 6.25%, Conv (G)	B+	7,330	1,891,140
Devon Energy Corp., 6.49%, Ser A	BB+	25,250	2,567,609
Nexen, Inc., 7.35% (Canada)	BB+	1,494,079	38,203,600

John Hancock
Preferred Income Fund III
Securities owned by the Fund on
February 28, 2007 (unaudited)

Other Diversified Financial Services 7.57%			81,953,800

ABN AMRO Capital Funding Trust V, 5.90%	A	665,400	16,235,760
ABN AMRO Capital Funding Trust VI, 6.25%	A	353,900	8,996,138
Citigroup Capital VII, 7.125% (G)	A+	28,042	706,658
Citigroup Capital VIII, 6.95%	A+	241,200	6,119,244
Citigroup Capital X, 6.10%	A+	720,000	17,942,400
DB Capital Funding VIII, 6.375%	A	228,500	5,895,300
JPMorgan Chase Capital XI, 5.875%, Ser K	A	985,000	23,925,650
JPMorgan Chase Capital XIV, 6.20%, Ser N	A	25,000	624,250
JPMorgan Chase Capital XVI, 6.35%	A	60,000	1,508,400

Real Estate Investment Trusts 3.63%			39,301,828

Duke Realty Corp., 6.50%, Depositary
Shares, Ser K	BBB	151,600	3,812,740
Duke Realty Corp., 6.60%, Depositary
Shares, Ser L	BBB	118,500	2,998,050
Duke Realty Corp., 6.625%, Depositary
Shares, Ser J	BBB	638,100	16,048,215
Public Storage, Inc., 6.18%, Depositary
Shares, Ser D	BBB+	20,000	493,200
Public Storage, Inc., 6.50%, Depositary
Shares, Ser W	BBB+	450,000	11,227,500
Public Storage, Inc., 7.50%, Depositary
Shares, Ser V	BBB+	184,530	4,722,123

Regional Banks 2.23%			24,099,400

PFGI Capital Corp., 7.75%	A	926,900	24,099,400

Reinsurance 0.28%			3,085,092

RenaissanceRe Holdings Ltd., 6.08%, Ser C
(Bermuda)	BBB	127,800	3,085,092

Specialized Finance 0.49%			5,324,850

CIT Group, Inc., 6.35%, Ser A	BBB+	70,000	1,838,200
Repsol International Capital Ltd., 7.45%,
Ser A (Cayman Islands)	BB+	137,000	3,486,650

Thrifts & Mortgage Finance 0.79%			8,573,310

Abbey National Plc, 7.375% (United
Kingdom)	A+	339,000	8,573,310

Wireless Telecommunication Services 1.34%			14,525,640

United States Cellular Corp., 7.50%	BBB-	565,200	14,525,640

John Hancock
Preferred Income Fund III
Securities owned by the Fund on
February 28, 2007 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Short-term investments 1.79%					$19,400,000

(Cost $19,400,000)

Government U.S. Agency 1.79%					19,400,000

Federal Home Loan Bank,
Discount Note	5.14	03-01-07	AAA	$19,400	19,400,000

Total investments (Cost $1,084,606,276) 100.00%					$1,083,004,219

John Hancock
Preferred Income Fund III
Footnotes to Schedule of Investments
February 28, 2007 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(G) Security rated internally by John Hancock Advisers, LLC.

(P) Represents rate in effect on February 28, 2007.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $15,886,416 or 1.47% of the Fund's net assets as of February 28, 2007.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on February 28, 2007, including short-term investments, was $1,084,606,276. Gross unrealized appreciation and depreciation of investments aggregated $27,239,109 and $28,841,166, respectively, resulting in net unrealized depreciation of $1,602,057.

Footnotes to Schedule of Investments - Page 1

John Hancock
Preferred Income Fund III
Financial futures contracts
February 28, 2007 (unaudited)

	Number of
Open contracts	contracts	Position	Expiration	Depreciation

U.S. 10-Year Treasury Note	1,100	Short	Jun 07	$863,451

Financial futures contracts

John Hancock
Preferred Income Fund III
Interest rate swap contracts
February 28, 2007 (unaudited)

Rate type

	Notional	Payments made		Payments received	Termination
	amount	by Fund		by Fund	date	Appreciation

	$35,000,000	4.00%	(a)	3-month LIBOR	Apr 09	$717,610

(a)	Fixed rate

Interest rate swap contracts

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent for common shareholders
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for preferred shareholders
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: HPS

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Preferred Income Fund III.

P12Q3 2/07
4/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund III

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: April 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: April 30, 2007

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Chief Financial Officer

Date: April 30, 2007